Schedule of loan and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		R$ 22,404,426		R$ 18,620,279
Borrowing		2,990,782		10,420,333
Business combination	[1]	118,115
Amortization		(1,395,347)		(10,247,359)
Interest paid		(1,193,367)		(1,421,539)
Interest accrued		1,681,211		1,535,916
Exchange rate variation		850,210		3,496,796
Loan and financing end of period		25,456,030		22,404,426
Current portion of non-current borrowings		3,203,068		1,059,984		R$ 3,132,029
Non-current portion of non-current borrowings		22,252,962		21,344,442		15,488,250
Borrowings		R$ 25,456,030		22,404,426		18,620,279
Debenture [Member]
IfrsStatementLineItems [Line Items]
Rate		IPCA + 4.78% p.a.
Maturity		05.14.31
Series		1st Series
Issue date		06.02.21
Notional		R$ 1,000,000
Updated Value		1,034,706
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		6,665,292		7,613,755
Borrowing		2,384,863		4,889,205
Business combination		55,412
Amortization		(519,953)		(6,208,113)
Interest paid		(319,046)		(597,232)
Interest accrued		695,239		590,448
Exchange rate variation		150,671		377,229
Loan and financing end of period		9,112,478		6,665,292
Borrowings		R$ 9,112,478		R$ 6,665,292		7,613,755
Local Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / CDI		Fixed / CDI
Rate		5.24% (3.25% on 12.31.20)	[2]	3.25% (6.07% on 12.31.19)	[3]
Maturity		0.7	[4]	0.6
Loan and financing beginning of period		R$ 368,681		R$ 3,312,639
Borrowing		400,000		1,200,000
Business combination		25,950
Amortization		(389,734)		(3,947,237)
Interest paid		(11,910)		(340,227)
Interest accrued		13,975		143,506
Exchange rate variation		(0)
Loan and financing end of period		406,962		368,681
Borrowings		R$ 406,962		R$ 368,681		3,312,639
Local Currency [Member] | Certificate Of Agribusiness Receivables [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		IPCA	[5]	CDI / IPCA
Rate		16.57% (10.21% on 12.31.20)	[2],[5]	10.21% (6.73% on 12.31.19)	[3]
Maturity		2.0	[4],[5]	3.0
Loan and financing beginning of period		R$ 821,093	[5]	R$ 1,597,447
Amortization				(780,000)
Interest paid		95	[5]	(100,932)
Interest accrued		146,760	[5]	104,578
Loan and financing end of period	[5]	967,948		821,093
Borrowings		R$ 967,948	[5]	R$ 821,093	[5]	1,597,447
Local Currency [Member] | Development Bank Credit Lines [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		TJLP / TLP/ IPCA / FINAME		Fixed / Selic / TJLP
Rate		3.12%	[2]	(5.09% on 12.31.19)	[3]
Maturity	[4]	3.7
Loan and financing beginning of period		R$ (0)		R$ 45,516
Business combination		9,006
Amortization		(1,351)		(45,470)
Interest paid		(87)	[5]	(427)
Interest accrued		111		381
Loan and financing end of period		7,679		(0)
Borrowings		R$ 7,679		R$ (0)		45,516
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		CDI / IPCA		CDI / IPCA
Rate		15.54% (8.28% on 12.31.20)	[2]	8.28% (7.40% on 12.31.19)	[3]
Maturity		7.3	[4]	7.7
Loan and financing beginning of period		R$ 3,022,005		R$ 755,760
Borrowing		965,549		2,124,725
Interest paid		(188,668)		(38,339)
Interest accrued		411,129		179,859
Loan and financing end of period		4,210,015		3,022,005
Borrowings		R$ 4,210,015		R$ 3,022,005		755,760
Local Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / CDI / FX USD	[1]	Fixed / CDI / USD
Rate		10.87% (3.69% on 12.31.20)	[1],[2]	3.69% (5.83% on 12.31.19)	[3]
Maturity		4.2	[1],[4]	6.8
Loan and financing beginning of period		R$ 2,408,697	[1]	R$ 1,612,365
Borrowing		937,250		1,490,809
Business combination	[1]	20,456
Amortization		(5,632)	[1]	(1,113,176)
Interest paid		(117,679)	[1]	(111,498)
Interest accrued		122,510	[1]	152,968
Exchange rate variation		150,671	[1]	377,229
Loan and financing end of period	[1]	3,516,273		2,408,697
Borrowings		R$ 3,516,273	[1]	R$ 2,408,697	[1]	1,612,365
Local Currency [Member] | Fiscal Incentives [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed		Fixed
Rate		2.40% (2.40% on 12.31.20)	[2]	2.40% (2.40% on 12.31.19)	[3]
Loan and financing beginning of period		R$ 44,816		R$ 5,720
Borrowing		82,064		73,671
Amortization		(123,236)		(34,609)
Interest paid		(797)		(667)
Interest accrued		754		701
Loan and financing end of period		3,601		44,816
Borrowings		3,601		R$ 44,816		5,720
Local Currency [Member] | Special Program Asset Restructuring [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)				IGPM
Rate	[3]			(12.22% on 12.31.19)
Loan and financing beginning of period				R$ 284,308
Amortization				(287,621)
Interest paid				(5,142)
Interest accrued				8,455
Loan and financing end of period
Borrowings						284,308
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loan and financing beginning of period		15,739,134		11,006,524
Borrowing		605,919		5,531,128
Business combination	[1]	62,703
Amortization		(875,394)		(4,039,246)
Interest paid		(874,321)		(824,307)
Interest accrued		985,972		945,468
Exchange rate variation		699,539		3,119,567
Loan and financing end of period		16,343,552		15,739,134
Borrowings		R$ 16,343,552		R$ 15,739,134		11,006,524
Foreign Currency [Member] | Working Capital [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX TRY and USD		Fixed / TRY
Rate		13.35% (10.98% on 12.31.20)	[2]	10.98% (16.56% on 12.31.19)	[3]
Maturity		1.5	[4]	1.2
Loan and financing beginning of period		R$ 516,505		R$ 191,765
Borrowing		356,919		718,956
Business combination	[1]	29,555
Amortization		(172,718)		(381,502)
Interest paid		(71,436)		(42,742)
Interest accrued		85,339		46,704
Exchange rate variation		(259,112)		(16,676)
Loan and financing end of period		485,052		516,505
Borrowings		R$ 485,052		R$ 516,505		191,765
Foreign Currency [Member] | Export Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / LIBOR / FX USD		Fixed / LIBOR / USD
Rate		3.43% (3.13% on 12.31.20)	[2]	3.13% (5.77% on 12.31.19)	[3]
Maturity		1.3	[4]	2.2
Loan and financing beginning of period		R$ 392,636		R$ 407,275
Business combination	[1]	30,476
Amortization		(138,870)		(118,113)
Interest paid		(10,867)		(20,686)
Interest accrued		10,466		17,627
Exchange rate variation		27,544		106,533
Loan and financing end of period		311,385		392,636
Borrowings		R$ 311,385		R$ 392,636		407,275
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD and EUR		Fixed / USD / EUR
Rate		4.82% (4.81% on 12.31.20)	[2]	4.81% (4.36% on 12.31.19)	[3]
Maturity		11.6	[4]	12.4
Loan and financing beginning of period		R$ 14,829,993		R$ 10,407,484
Borrowing				4,282,961
Amortization		(314,806)		(3,010,421)
Interest paid		(790,836)		(760,879)
Interest accrued		888,804		881,137
Exchange rate variation		930,857		3,029,711
Loan and financing end of period		15,544,012		14,829,993
Borrowings		R$ 15,544,012		R$ 14,829,993		10,407,484
Foreign Currency [Member] | Advances For Foreign Exchange Rate Contracts [Member]
IfrsStatementLineItems [Line Items]
Charges (p.a.)		Fixed / FX USD		Fixed / USD
Rate	[2]
Maturity	[4]
Loan and financing beginning of period		R$ (0)		R$ (0)
Borrowing		249,000		529,211
Business combination	[1]	2,672
Amortization		(249,000)		(529,210)
Interest paid		(1,182)
Interest accrued		1,363
Exchange rate variation		250		(1)
Loan and financing end of period		3,103		(0)
Borrowings		R$ 3,103		R$ (0)		R$ (0)

[1]	On December 31, 2021, includes the amount of R$2,160,061 (R$2,408,697 on December 31, 2020) referring to an Export Credit Facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.
[2]	Weighted average annual rate.
[3]	Weighted average annual rate.
[4]	Weighted average maturity in years.
[5]	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.